Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 6,956	$ 5,064	$ 19,893
Other current assets			415
TOTAL CURRENT ASSETS	6,956	5,064	20,308
FIXED ASSETS:
Building held for leasing	988,391	942,710	942,710
Building improvements held for leasing	126,613	114,764	85,599
Accumulated depreciation	(90,040)	(57,764)	(15,540)
TOTAL FIXED ASSETS	1,024,964	999,710	1,012,769
TOTAL ASSETS	1,031,920	1,004,774	1,033,077
CURRENT LIABILITIES
Accounts payable	16,396	2,923
Current portion of bank note payable	18,748	17,540	18,621
Due to related parties	565,692
TOTAL CURRENT LIABILITIES	600,836	20,463	18,621
LONG-TERM LIABILITIES
Due to related parties		528,968	517,712
Bank loan payable	545,655	541,261	571,361
TOTAL LONG-TERM LIABILITIES	545,655	1,070,229	1,089,072
STOCKHOLDERS' (DEFICIT)
Common stock (no par value, unlimited shares authorized per Certificate of Incorporation, 3 shares issued and outstanding at September 30, 2012, December 31, 2011 and 2010
Additional paid in capital	3	3	3
Accumulated other comprehensive income (loss)	(3,351)	(13,650)	(37,526)
Retained deficit	(111,222)	(72,271)	(37,093)
TOTAL STOCKHOLDERS' (DEFICIT)	(114,570)	(85,918)	(37,093)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 1,031,920	$ 1,004,774	$ 1,033,077